Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 14, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents	$ 0			$ 0	$ 0
Investments held in Trust Account	345,007,390			345,018,957
Deferred offering costs						$ 19,400,000
Deferred underwriting commissions payable	12,075,000			12,075,000		$ 12,100,000
Offering costs attributed to issuance of Class A common stock				18,600,000
Offering costs related to warrant liabilities		$ (775,034)	$ 775,034	775,034
Unrecognized tax benefits	0				0
Unrecognized tax benefits, accrued for interest and penalties	0				$ 0
Interest income	16,333			18,957
Interest income, tax purposes				18,957
FDIC insured amount	250,000			$ 250,000
Interest income, payment for franchise tax purposes	$ 27,900
Public warrant, class a common stock exercise price per share (in usd per share)	$ 11.50
Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Public warrant, class a common stock exercise price per share (in usd per share)	$ 11.50			$ 11.50		$ 11.50
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, shares subject to possible redemption (in shares)	30,208,712	29,908,416	29,908,416	29,428,392	29,428,392
Common Class A | Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Securities excluded from the calculation of basic loss per ordinary share (in shares)	12,833,333			12,833,333
Public warrant, class a common stock exercise price per share (in usd per share)	$ 11.50			$ 11.50		$ 11.50